Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments

5. Cash and Cash Equivalents and Short-term Investments

	December 31,
	2025	2024

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	57,317	84,480
Bank deposits maturing in three months or less	14,013	69,478
	71,330	153,958
Short-term Investments
Bank deposits maturing over three months (note)	1,295,945	682,152
	1,367,275	836,110

Note: The maturities for short-term investments ranged from 91 to 186 days for the years ended December 31, 2025 and 2024 respectively.

Certain cash and bank balances denominated in RMB, US$ and UK Pound Sterling (“£”) were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government. Cash and cash equivalents and short-term investments were denominated in the following currencies:

	December 31,
	2025	2024

	(in US$’000)
US$	1,327,608	795,566
RMB	37,997	37,906
Hong Kong dollar (“HK$”)	1,456	2,396
	£193	212
Others	21	30
	1,367,275	836,110